Offsets	Jul. 31, 2024 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Option Care Health, Inc.
Form or Filing Type	S-4
File Number	333-272405
Initial Filing Date	Jun. 05, 2023
Fee Offset Claimed	$ 18,438.19
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.0001 per share
Unsold Securities Associated with Fee Offset Claimed | shares	105,138,116
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 292,828.84
Termination / Withdrawal Statement	The Registrant previously registered 105,138,116 shares of Common Stock pursuant to the Registration Statement on Form S-4 (File Number 333-272405) filed on June 5, 2024 (the "Prior Registration Statement"). The Registrant has withdrawn the Prior Registration Statement and no securities were sold thereunder.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Option Care Health, Inc.
Form or Filing Type	S-4
File Number	333-272405
Filing Date	Jun. 05, 2023
Fee Paid with Fee Offset Source	$ 292,828.84
Offset Note	The Registrant expects to offset the registration fee due hereunder by an amount of fees that was previously paid with respect to the Prior Registration Statement pursuant to Rule 457(p) under the Securities Act. The fee previously paid for the Prior Registration Statement was $292,829.00. Pursuant to Rule 457(p) under the Securities Act, all of which remains available for fee offsets by the Registrant as of the date of this Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the Registrant hereby offsets the total registration fee due under this Registration Statement of $18,438.19 from the fees previously paid in connection with the Prior Registration Statement, with $274,390.65 remaining to be applied to future filings. Accordingly, no additional registration fee is being paid in connection with the filing of this Registration Statement.